CRYPTOCURRENCIES (Tables)	12 Months Ended
Dec. 31, 2024
CRYPTOCURRENCIES
Schedule of cryptocurrencies

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Bitcoins (BTC) <1>	92,205	196,680	26,945
Tether (USDT) <2>	1,547	2,154	295
Ethereum (ETH) <4>	1,302	—	—
Filecoin (Fil) <3>	12,907	7,296	1,000
Total	107,961	206,130	28,240
Less: Cryptocurrencies, restricted-current	17,838	193,938	26,569
Cryptocurrencies , restrict-Non current	2,409	—	—
Balance of Cryptocurrencies	87,714	12,192	1,671

Schedule of presents rollforward information about cryptocurrencies

	BTC		USDT		ETH		FIL		BNB		Total
	Quantity	RMB	Quantity	RMB	Quantity	RMB	Quantity	RMB	Quantity	RMB
		in thousands		in thousands		in thousands		in thousands		in thousands	in thousands
Balance as of January 1, 2023	542	60,577	4,210	29	706	49,255	48,800	809	1	2	66,342
Cumulative effect from the adoption of ASU 2023-08	—	350	—	—	—	945	—	237	—	—	1,531
Receipt of BTC from Cryptocurrency Mining, net	851	168,324	—	—	—	—	—	—	—	—	168,324
Receipt of FIL from Cryptocurrency mining	—	—	—	—	—	—	71,035	2,262	—	—	2,262
Receipt of ETH from operating activities	—	—	—	—	42	433	—	—	—	—	433
Receipt of USDT from exchange of other cryptocurrencies	—	—	21,301,249	149,729	—	—	—	—	—	—	149,729
Interest income	0.02	4	12,333	86	2	21	679	20	—	—	131
Proceeds from disposal of mining machines	—	—	553,836	3,915	—	—	—	—	—	—	3,915
Proceeds from disposal of subsidiaries	—	—	—	—	—	—	153,000	4,816	—	—	4,816
Payment for operating activities	(4)	(541)	(21,653,238)	(152,548)	(7)	(69)	(225)	(7)	(1)	(2)	(153,167)
Sale of cryptocurrencies for cash	(375)	(70,539)	—	—	—	—	—	—	—	—	(70,539)
Sale of cryptocurrencies for other cryptocurrencies	(708)	(140,308)	—	—	(663)	(8,716)	—	—	—	—	(149,024)
Exchange gain for RMB/USD translation	—	—	—	335	—	—	—	—	—	—	335
Realized gain on sale/exchange cryptocurrencies	—	40,611	—	—	—	2,225	—	—	—	—	42,836
Change in fair value of cryptocurrencies	—	33,727	—	—	—	1,538	—	4,771	—	—	40,036
Balance as of December 31,2023	306	92,205	218,390	1,547	80	1,302	273,289	12,907	—	—	107,961
Less: Cryptocurrencies, restricted	38	11,444	—	—	—	—	186,383	8,803	—	—	20,247
Balance of Cryptocurrencies	268	80,761	218,390	1,547	80	1,302	86,906	4,104	—	—	87,714
Receipt of BTC from Cryptocurrency Mining, net	262	110,739	—	—	—	—	—	—	—	—	110,739
Receipt of FIL from Cryptocurrency mining	—	—	—	—	—	—	46,780	2,033	—	—	2,033
Receipt of ETH from operating activities	—	—	—	—	0	4	—	—	—	—	4
Receipt of BTC from operating activities	4	1,107	—	—	—	—	—	—	—	—	1,107
Receipt of BTC and USDT from exchange of other cryptocurrencies	17	8,814	8,001,784	56,904	—	—	—	—	—	—	65,718
Reiceipt of USDT from BTC Mortgage borrowing	—	—	12,262,164	87,296	—	—	—	—	—	—	87,296
Proceeds from disposal of mining machines	—	—	319,600	2,283	—	—	—	—	—	—	2,283
Payment for operating activities	(14)	(8,238)	(13,480,935)	(95,944)	—	—	(112)	(4)	—	—	(104,186)
Sale of cryptocurrencies for cash	(145)	(64,472)	(6,260,051)	(44,551)	—	—	—	—	—	—	(109,023)
Sale of cryptocurrencies for other cryptocurrencies	(143)	(53,249)	(593,419)	(4,215)	(80)	(1,905)	(119,410)	(6,339)	—	—	(65,710)
Interest expense	—	—	(167,903)	(1,194)	—	—	—	—	—	—	(1,194)
Exchange gain for RMB/USD translation	—	—	—	28	—	—	—	—	—	—	28
Realized gain on sale/exchange of cryptocurrencies	—	58,027	—	—	—	683	—	2,073	—	—	60,783
Change in fair value of cryptocurrencies	—	51,748	—	—	—	(84)	—	(3,374)	—	—	48,290
Balance as of December 31, 2024	287	196,680	299,630	2,154	—	—	200,547	7,296	—	—	206,130
Less: Cryptocurrencies, restricted	273	187,273	—	—	—	—	183,212	6,665	—	—	193,938
Balance of Cryptocurrencies	14	9,407	299,630	2,154	—	—	17,335	631	—	—	12,192